Pension and Other Postretirement Plans 401(k) Plan (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation and Retirement Disclosure [Abstract]
Employer match percentage on annual eligible employee earnings (in hundredths)	100.00%	50.00%				50.00%
Defined Contribution Pension And Other Postretirement Plans Employee Deferral Percentage Maximum Eligible For Employer Match	6.00%	3.00%				6.00%
Emplyer matching contributions during the period			$ 117	$ 114	$ 53
Number of shares of common stock held by the plan trustee for plan participants (in shares)			8
Approximate number of shares of common stock reserved for issuance under the 401(k) plan (in shares)			34